UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

THIRD AVENUE VARIABLE SERIES TRUST

Third Avenue Value Portfolio

SEMI-ANNUAL REPORT

June 30, 2014

THIRD AVENUE VARIABLE SERIES TRUST

Proxy Voting Policies and Procedures

Third Avenue Value Portfolio (the “Portfolio”) has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings — Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Industry Diversification
(Unaudited)

The summary of the Portfolio’s investments as of June 30, 2014 is as follows:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at June 30, 2014
(Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)
Corporate Bonds - 0.11%
	Consumer Products - 0.11%
1,345,264	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (a) (c) (d)	$159,548
	Total Corporate Bonds (Cost $1,345,264)	159,548
Claims - 1.06%
	Securities Brokerage - 1.06%
3,461,000	Lehman Brothers Holdings, Inc., SIPA Claims (b)	1,611,528
	Total Claims (Cost $1,453,620)	1,611,528

Shares
Common Stocks and Warrants - 84.61%
	Agricultural Equipment - 1.51%
40,694	AGCO Corp.	2,287,817
	Asset Management - 6.26%
183,560	Bank of New York Mellon Corp. (The)	6,879,829
59,307	Brookfield Asset Management, Inc., Class A (Canada)	2,610,694
		9,490,523
	Automotive - 3.82%
14,557	Cie Generale des Etablissements Michelin (France)	1,739,345
78,707	Toyota Industries Corp. (Japan)	4,063,349
		5,802,694
	Consumer Products - 0.00%#
33,915	Home Products International, Inc. (a) (b) (c)	1,696
	Depository Institutions - 6.30%
33,774	Chong Hing Bank, Ltd. (Hong Kong)	61,705
95,197	Comerica, Inc.	4,775,082
329,767	KeyCorp	4,725,561
		9,562,348
		Value
Shares	Security†	(Note 1)
	Diversified Holding Companies - 10.32%
212,500	Cheung Kong Holdings, Ltd. (Hong Kong)	$3,769,967
9,153	Investor AB, Class B (Sweden)	343,432
10,196,154	Lai Sun Garment International, Ltd. (Hong Kong) (b)	1,420,810
28,318	Pargesa Holdings S.A. (Switzerland)	2,543,447
132,995	RHJ International S.A. (Belgium) (b)	647,766
1,659,000	Wheelock & Co., Ltd. (Hong Kong)	6,924,630
		15,650,052
	Insurance & Reinsurance - 3.42%
6,419	Alleghany Corp. (b)	2,812,292
3,901	White Mountains Insurance Group, Ltd. (Bermuda)	2,373,524
		5,185,816
	Manufactured Housing - 5.75%
102,209	Cavco Industries, Inc. (b)	8,718,428
	Non-U.S. Real Estate Operating Companies - 7.34%
1,030,187	Hang Lung Group, Ltd. (Hong Kong)	5,576,015
951,465	Henderson Land Development Co., Ltd. (Hong Kong)	5,567,316
		11,143,331
	Oil & Gas Production & Services - 14.18%
60,800	Apache Corp.	6,117,696
75,126	Devon Energy Corp.	5,965,004
167,036	EnCana Corp. (Canada)	3,960,424
75,750	Total S.A. (France)	5,474,579
		21,517,703
	Securities Brokerage - 3.32%
581,650	Daiwa Securities Group, Inc. (Japan)	5,035,359
	Semiconductor & Related - 4.86%
158,250	Intel Corp.	4,889,925
133,712	NVIDIA Corp.	2,479,020
		7,368,945
	Software - 1.75%
115,945	Symantec Corp.	2,655,140
	Steel & Specialty Steel - 4.61%
94,041	POSCO, ADR (South Korea)	7,000,412
	Telecommunications - 2.10%
953,727	Vodafone Group PLC (United Kingdom)	3,182,790

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at June 30, 2014
(Unaudited)

		Value
Shares	Security†	(Note 1)
Common Stocks & Warrants (continued)
	U.S. Real Estate Operating Companies - 3.57%
67,588	Tejon Ranch Co. (b)	$2,175,658
11,223	Tejon Ranch Co., Warrants, expire 8/31/16 (b)	32,883
97,110	Weyerhaeuser Co. REIT	3,213,370
		5,421,911
	Utilities - 4.45%
327,550	Covanta Holding Corp.	6,750,806
	Water Treatment Facilities and Chemicals - 1.05%
68,500	Kurita Water Industries Ltd. (Japan)	1,586,985
	Total Common Stocks and Warrants (Cost $117,374,382)	128,362,756

Principal
Amount ($)
Short Term Investments - 3.30%
	U.S. Government Obligations - 3.30%
5,000,000	U.S. Treasury Bills, 0.09%‡, due 7/3/14	4,999,976
	Total Short Term Investments (Cost $4,999,976)	4,999,976
	Total Investment Portfolio - 89.08% (Cost $125,173,242)	135,133,808
	Other Assets less Liabilities - 10.92%	16,568,858
	NET ASSETS - 100.00%	$151,702,666

Notes:

(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Security subject to restrictions on resale.

Shares/				Market
Principal		Acquisition		Value
Amount ($)	Issuer	Date	Cost	Per Unit
33,915	Home Products International, Inc. - common stock	5/30/07	$3,749,309	$ 0.05
$1,345,264	Home Products International, Inc., 2nd Lien, Convertible, 6.000%, Payment-in-kind Interest, due 3/20/17	3/16/07-4/1/14	1,345,264	11.86

At June 30, 2014, these restricted securities had a total market value of $161,244 or 0.11% of net assets of the Portfolio.

(d)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities.
†	U.S. issuer unless otherwise noted.
‡	Annualized yield at date of purchase.
#	Amount represents less than 0.01% of net assets.
ADR:	American Depositary Receipt.
REIT:	Real Estate Investment Trust.
SIPA:	Securities Investor Protection Act of 1970.

Country Concentration

% of Net Assets
United States*	46.97%
Hong Kong	15.37
Japan	7.04
France	4.76
South Korea	4.61
Canada	4.33
United Kingdom	2.10
Switzerland	1.68
Bermuda	1.56
Belgium	0.43
Sweden	0.23
Total	89.08%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Assets and Liabilities
June 30, 2014
(Unaudited)

Assets:
Investments at value (cost of $125,173,242) (Note 1)	$135,133,808
Cash	16,246,595
Dividends and interest receivable	369,942
Receivable for securities sold	293,651
Other assets	3,127
Total assets	152,047,123

Liabilities:
Payable to Adviser (Note 3)	113,243
Payable for Portfolio shares redeemed	96,678
Payable for auditing and tax fees	40,581
Payable for shareholder servicing fees (Note 3)	35,016
Payable for reports to shareholders	30,619
Payable for securities purchased	13,881
Accrued expenses	13,204
Payable to trustees and officers	1,235
Total liabilities	344,457
Net assets	$151,702,666

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 8,493,749 shares outstanding	$144,823,825
Accumulated undistributed net investment income	5,492,905
Accumulated net realized losses on investments and foreign currency transactions	(8,578,778)
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	9,964,714
Net assets applicable to capital shares outstanding	$151,702,666
Net asset value, offering and redemption price per share	$17.86

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Operations
For the Six Months Ended June 30, 2014
(Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $90,627)	$4,245,804
Interest	41,575
Other income	2,336
Total investment income	4,289,715

Expenses:
Investment advisory fees (Note 3)	648,727
Shareholder servicing fees (Note 3)	55,432
Auditing and tax fees	33,152
Transfer agent fees	27,925
Reports to shareholders	20,480
Accounting fees	19,102
Administration fees (Note 3)	15,868
Custodian fees	10,780
Trustees’ and officers’ fees and expenses	8,818
Insurance	3,216
Legal fees	1,702
Miscellaneous	1,309
Total expenses	846,511
Less: Expenses reduced by custodian fee expense offset arrangement (Note 3)	(4,235)
Net expenses	842,276
Net investment income	3,447,439

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments	5,436,713
Net realized loss on foreign currency transactions	(3,343)
Net change in unrealized appreciation/(depreciation) on investments	2,301,775
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(974)
Net gain on investments and foreign currency transactions	7,734,171
Net increase in net assets resulting from operations	$11,181,610

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	June 30, 2014	Ended
	(Unaudited)	December 31, 2013
Operations:
Net investment income	$3,447,439	$1,009,281
Net realized gain	5,433,370	11,397,997
Net change in unrealized appreciation/(depreciation)	2,300,801	12,661,705
Net increase in net assets resulting from operations	11,181,610	25,068,983

Dividends and Distributions to Shareholders from:
Net investment income	—	(4,808,656)
Decrease in net assets from dividends and distributions	—	(4,808,656)

Capital Share Transactions:
Proceeds from sale of shares	4,992,153	5,286,733
Net asset value of shares issued in reinvestment of dividends and distributions	—	4,808,656
Cost of shares redeemed	(11,474,120)	(25,164,599)
Net decrease in net assets resulting from capital share transactions	(6,481,967)	(15,069,210)
Net increase in net assets	4,699,643	5,191,117
Net assets at beginning of period	147,003,023	141,811,906
Net assets at end of period (including accumulated undistributed net investment income of $5,492,905 and $2,045,466, respectively)	$151,702,666	$147,003,023

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six
	Months Ended
	June 30, 2014	Years Ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.56	$14.41	$11.42	$14.79	$13.53	$12.01
Income/(loss) from investment operations:
Net investment income[1]	0.40	0.11	0.18 *	0.14	0.09	0.26
Net gain/(loss) on investment transactions (both realized and unrealized)	0.90	2.58	2.93	(3.26)	1.71	4.69
Total from investment operations	1.30	2.69	3.11	(3.12)	1.80	4.95
Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.54)	(0.12)	(0.25)	(0.54)	—
Distributions from realized gains	—	—	—	—	—	(3.43)
Total dividends and distributions	—	(0.54)	(0.12)	(0.25)	(0.54)	(3.43)
Net asset value, end of period	$17.86	$16.56	$14.41	$11.42	$14.79	$13.53
Total return[2]	7.85%[3]	18.97%	27.33%	(21.31%)	14.07%	45.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$151,703	$147,003	$141,812	$132,159	$208,968	$237,637
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.17%[4]	1.20%	1.27%	1.26%	1.32%	1.33%
After fee waivers/expense offset arrangement/recovery[5]	1.17%[4]	1.19%	1.28%†	1.30%†	1.30%#	1.30%#
Ratio of net investment income to average net assets	4.78%[4]	0.69%	1.39%*	1.00%	0.69%	2.01%
Portfolio turnover rate	11%[3]	23%	26%	7%	1%	8%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio’s shares. Total return is calculated assuming an initial investment made at the asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, and brokerage commissions) to average net assets will not exceed 1.30%.
*	Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.58%.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements
June 30, 2014
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

The Portfolio seeks to achieve its investment objective of long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Portfolio may invest in companies of any market capitalization. The Portfolio may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Portfolio invests in both domestic and foreign securities.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2014, the Trust was offered as an investment option by eight insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties

8

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At June 30, 2014, such securities had a total fair value of $161,244 or 0.11% of net assets. Among the factors that may be considered by the Committee in determining fair value are: the type of security, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

9

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Claims—Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2014:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks and Warrants	$128,361,060
Total for Level 1 Securities	128,361,060
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Claims	1,611,528
Short Term Investments:
U.S. Government Obligations	4,999,976
Total for Level 2 Securities	6,611,504
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	1,696
Corporate Bonds - Consumer Products	159,548
Total for Level 3 Securities	161,244
Total Value of Investments	$135,133,808

†	The value of securities that transferred from Level 2 on December 31, 2013 to Level 1 on June 30, 2014 was $18,863,621. The transfer was due to the availability of quoted prices in active market at period end.
Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

10

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/13 (fair value)	Net change in unrealized appreciation/ (depreciation)	Payment- in-kind interest	Transfer out Level 3		Balance as of 6/30/14 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to securities still held at period end
Common Stocks and Rights -
Consumer Products	$1,696	$—	$—	$—		$1,696	$—
Diversified Holding Companies	68,013	—	—	(68,013	)*	—	—
Corporate Bonds -
Consumer Products	284,595	(164,229)	39,182	—		159,548	(164,229)
Total	$354,304	$(164,229)	$39,182	$(68,013)		$161,244	$(164,229)

*	Due to exercise of rights

Transfers out are recorded utilizing values as of the beginning of the period.

The Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Board.

The significant unobservable inputs used in the fair value measurement of the Trust’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

11

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind Securities:

The Portfolio may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended June 30, 2014, the total in-kind payments with respect to PIK securities that were received by the Portfolio in the amount of $39,182 or 0.91% of total investment income are included in interest income on the Statement of Operations.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on sales of securities, respectively are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Any distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

12

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

Income, including gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Management evaluates the Portfolio’s uncertain tax positions to determine, based upon the technical merits of each position, whether such position is more likely than not to be sustained upon examination by the applicable taxing authority, including any related appeals or litigation processes. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced to the largest benefit that is more likely than not to be realized upon ultimate settlement with the relevant taxing authority. Management has concluded that the Portfolio is not subject to any material tax liabilities as a result of this analysis. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the Associate Director of Compliance, to whom the Portfolio paid $3,193 for the six months ended June 30, 2014. The Trust does pay, together with Third Avenue Trust, each independent Trustee who is not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, independent Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pay each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The independent Trustees on the Audit Committee each receive $2,000 for each audit committee meeting they attend and the audit committee chairman receives an annual retainer of $6,000.

2. INVESTMENTS

Purchases and sales:

The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$13,789,084	$20,740,393

13

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of June 30, 2014:

Gross unrealized appreciation	$25,903,268
Gross unrealized depreciation	(15,942,702)
Net unrealized appreciation	$9,960,566
Book cost	$125,173,242

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advisory functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including shareholder servicing fees due to third parties, the compensation expense for the Trust’s Chief Compliance Officer and Associate Director of Compliance and other miscellaneous expenses. At June 30, 2014, the Portfolio had amounts payable to the Adviser of $21,910 for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding taxes, interest and brokerage commissions, exceed the expense limitation based on the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The expense limitation for the Portfolio is disclosed in its Financial Highlights. The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the limitation disclosed in the financial highlights. The expense limitation agreement can only be amended by agreement of the Adviser and the independent Trustees to lower annual portfolio expenses and will terminate automatically in the event of termination of the Investment Advisory Agreement by one of the parties, effective upon the effectiveness of such termination. As of June 30, 2014, there are no contingent liabilities to the Adviser in effect for the Portfolio.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,357.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For six months ended June 30, 2014, such fees amounted to $55,432.

14

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

The Portfolio has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. For the six months ended June 30, 2014, the reduction of expense due to this arrangement was $4,235 and is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4. LINE OF CREDIT

The Portfolio and each fund of Third Avenue Trust are participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. The interest on the loan is calculated at a variable rate based on the London Interbank Offered Rate, Federal Funds or Prime Rates. A commitment fee of 0.10% per annum of the available line of credit is charged, of which each participating fund of Third Avenue Trust and the Portfolio pays its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears and is included in “Custodian fees” in the Statement of Operations. Because the Portfolio and all of the funds in Third Avenue Trust participate, there is no assurance that an individual fund in Third Avenue Trust or the Portfolio will have access to all or any part of the $100,000,000 at any particular time. During the period from April 23, 2014 (commencement of line of credit agreement) to June 30, 2014, there were no loans outstanding under the line of credit.

5. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended June 30, 2014, the Portfolio paid no brokerage commissions to M.J. Whitman LLC.

Certain employees of the Adviser serve as members of the boards of directors of companies in which the Portfolio has investments. As a result of such service, for the six months ended June 30, 2014, the Portfolio received $2,331 in board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Portfolio. These fees are included in “Other income” on the accompanying Statement of Operations.

6. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Shares outstanding at beginning of period	8,877,646	9,837,878
Shares sold	304,643	335,825
Shares issued upon reinvestment of dividends and distributions	—	312,860
Shares redeemed	(688,540)	(1,608,917)
Net decrease in Portfolio shares	(383,897)	(960,232)
Shares outstanding at end of period	8,493,749	8,877,646

15

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Claims:

An investment in claims is speculative and carries a high degree of risk. Claims are illiquid instruments which generally do not pay interest. Claims may also be allowed or disallowed in whole or part. If allowed, they may be settled by a pro-rata distribution of the assets of the estate. The markets in claims are not regulated by federal securities laws or the SEC. Because claims are unsecured, holders of claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Cash concentration:

The Portfolio’s cash balance is held at a major regional U.S. bank. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

16

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2014
(Unaudited)

Fund concentration:

The Portfolio holds a relatively concentrated portfolio that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Portfolio could decrease because of the poor performance of one or a few investments. Additionally, the Portfolio may encounter some difficulty in liquidating securities of concentrated positions.

9. FEDERAL INCOME TAXES

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a “pre-enactment year” can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their tax character as either short-term or long-term capital losses.

As of December 31, 2013, the Portfolio has capital loss carryforward which should be available to offset certain capital gains generated in the future years as follows:

Expiration Date	Capital losses incurred in pre-enactment year		Capital losses incurred in post-enactment year
	Short-Term	Long-Term	Short-Term	Long-Term
12/31/2017	$12,605,268	$—	$—	$—
No Expiration Date	—	—	—	—
Total	$12,605,268	$—	$—	$—

No distributions from capital gains are expected be paid to shareholders until either net capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Portfolio will be able to realize the full benefit of pre-enactment year capital loss carryforwards prior to the expiration date.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no events that would require adjustment or additional disclosure in the financial statements.

17

Annual Renewal of Investment Advisory Agreement
(Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 4-5, 2014, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of the Portfolio’s Investment Advisory Agreement (the “Agreement”). Prior to voting on the Agreement, the Independent Trustees met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials referred to below.

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 4, 2014 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed the Portfolio since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed, among other things:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

2.	the information sources and methodology used in the selection of funds included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio’s advisory fees and expense ratio and in analyzing the Portfolio’s performance;

3.	the Portfolio’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of the Portfolio and the funds in its comparison universe and competitive fund group;

4.	performance analyses of the Portfolio and funds in its comparison universe and competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser, as well as any similar separate advisory accounts;

6.	information presented in respect of economies of scale, noting that the Portfolio’s assets had declined significantly over the last five years; that the Adviser has agreed to waive its fees and/or reimburse expenses to maintain an expense limitation for the Portfolio; and the extensive resources that the Adviser continues to dedicate to its business even while Portfolio assets generally have declined in recent years;

7.	the profitability to the Adviser resulting from the Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

8.	fallout benefits, including (i) fees for providing administrative services and (ii) research services received by the Adviser in connection with executing the Portfolio’s transactions.

18

Annual Renewal of Investment Advisory Agreement (continued)
(Unaudited)

B. Description of Personnel and Services Provided by the Adviser

The Trustees reviewed with representatives of the Adviser, and considered:

1.	the nature, extent and quality of services rendered to the Portfolio, including the Adviser’s investment, senior management and operational personnel (and additions to them), and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added over time through the Adviser’s active management style that includes participation in corporate restructurings and other activist investments.

C. Investment Performance of the Portfolio and Adviser

1.	The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive fund group for various periods. The Trustees also reviewed information pertaining to the Portfolio’s risk adjusted performance and risk measures.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered and evaluated the Portfolio’s performance over various time periods in light of market conditions, the Adviser’s investing style and circumstances particular to the Portfolio. While the Trustees expressed concern about the Portfolio’s performance, the Trustees understood the relevant circumstances and the efforts the Adviser was making to improve performance over time. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparison universe and competitive fund group and the performance analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for the Portfolio was well below the maximum profitability levels found in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded, in light of considerations noted above, that the Portfolio’s fee paid to the Adviser was reasonable, although the Trustees agreed to continue to closely monitor the Portfolio’s performance, fees and expenses. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Portfolio as compared to advisory services provided to other advised and sub-advised funds and any separate accounts. The Trustees recognized that differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether material economies of scale are present and, if present, are shared with the Portfolio and considered the Portfolio’s fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the small size of the Portfolio. The Trustees concluded that, because of declining overall assets, material economies of scale were not present to be shared with the Portfolio.

19

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2014 and held for the six month period ended June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period* January 1, 2014 to June 30, 2014	Annualized Expense Ratio
Actual	$1,000.00	$1,078.50	$6.03	1.17%
Hypothetical	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses (net of fee waivers and expense offset arrangement) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

20

Board of Trustees

Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman

Officers

Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)

Investment Adviser

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Custodian

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 14, 2014

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	August 14, 2014